Related Party Transactions	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Related Party Transactions
N
ote 27: Related Party Transactions
Related parties include subsidiaries, joint ventures, associates, employee future benefit plans and key management personnel and their close family members. Close family members include spouses, common-law
partners and dependent minors. Transactions with our subsidiaries are eliminated on consolidation, and are not disclosed as related party transactions.
Key Management Personnel Compensation
K
ey management personnel is defined as those persons having authority and responsibility for planning, directing and/or controlling the activities of an entity, being the members of our Board of Directors (directors) and certain senior executives.
The following table presents the compensation of our key management personnel:

(Canadian $ in millions)	2021	2020	2019
Base salary and incentives	22	20	22
Post-employment benefits	3	3	2
Share-based payments (1)	32	32	43
Total key management personnel compensation	57	55	67

(1)	Amounts included in share-based payments are the fair values of awards granted in the year.
W
e offer senior
executives market interest rates on credit card balances, a
fee-based
subsidy on annual credit card fees, and a select suite of customer loan and mortgage products at rates normally accorded to preferred customers. At October 31, 2021, loans to key management personnel totalled $22 million ($19 million in 2020). We have no provision for credit losses related to these amounts as at October 31, 2021 and 2020.
Directors receive a specified amount of their annual retainer in deferred stock units. Until a director’s shareholdings (including deferred stock units) are eight times greater than their annual retainer, they are required to take 100% of their annual retainer and other fees in the form of either our common shares or deferred stock units. Once the shareholding requirements have been met, directors may elect to receive the remainder of such retainer fees and other remuneration in cash, common shares or deferred stock units.
Directors of our wholly owned subsidiary, BMO Financial Corp., are required to take a specified minimum amount of their annual retainer and other fees in the form of deferred stock units.
J
oint Ventures and Associates
We provide banking services to our joint ventures and associates on the same terms offered to our customers for these services.
The following table presents the carrying amount of our interests in joint ventures and associates accounted for under the equity method as well as our share of the income of those entities:

(Canadian $ in millions)	Joint ventures		Associates
	2021	2020	2021	2020

Carrying amount	474	412	661	573
Share of net income	107	99	141	62
We do not have any joint ventures or associates that are individually material to our consolidated financial statements.
The following table presents transactions with our joint ventures and associates:

(Canadian $ in millions)	2021	2020
Loans	791	560
Deposits	117	124
Fees paid for services received	59	63
Guarantees and commitments	73	57
Certain comparative figures have been reclassified to conform with the current year’s presentation.